SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of March 31, 2014 and 2013, as they would be anti-dilutive:

	Three months ended March 31,
	2014	2013
Shares underlying options outstanding	8,334,895	6,023,641
Shares underlying warrants outstanding	10,001,591	8,171,088
Shares underlying convertible notes outstanding	263,695	254,873
	18,600,181	14,449,602

The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2013 and 2012, as they would be anti-dilutive:

	Year Ended December 31,
	2013	2012
Shares underlying options outstanding	6,050,623	4,674,628
Shares underlying warrants outstanding	10,216,597	8,513,984
Shares underlying convertible notes outstanding	261,519	252,698
	16,528,739	13,441,310

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The table below summarizes the fair values of our financial liabilities as of December 31, 2012 (in thousands):

	Fair Value at
	December 31,	Fair Value Measurement Using
	2012	Level 1	Level 2	Level 3

Warrant derivative liability	$1,176	$—	$—	$1,176

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
The reconciliation of the warrant derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	2013	2012
Balance at beginning of year	$1,176	$1,734
Loss (gain) on change in fair value of warrant liability	(1,096)	50
Reclassification to equity upon exercise of warrants	(80)	(608)
Balance at end of year	$—	$1,176